Share-Based Compensation - Summary of Stock Option Activity (Detail) - Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of Shares
Outstanding, Beginning Balance
Granted	2,012,106
Exercised	0
Forfeited	(810)
Outstanding Ending Balance	2,011,296
Outstanding- vested and expected to vest Ending Balance	2,011,296
Exercisable Ending Balance	357,494
Weighted Average Exercise Price
Outstanding Beginning Balance | $ / shares
Granted | $ / shares	$ 7.24
Forfeited | $ / shares	5.90
Outstanding Ending Balance | $ / shares	7.24
Outstanding- vested and expected to vest Ending Balance | $ / shares	7.24
Exercisable Ending Balance | $ / shares	$ 5.90
Weighted Average Contractual Term
Outstanding Ending Balance	9 years 4 months 17 days
Outstanding - vested and expected to vest Ending Balance	9 years 4 months 17 days
Exercisable Ending Balance	9 years 3 months 14 days
Aggregate Intrinsic Value
Outstanding Ending Balance | $	$ 9,074
Outstanding - vested and expected to vest Ending Balance | $	9,074
Outstanding Ending Balance | $	$ 2,091